Organization, Business Operation and Going Concern Consideration	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Business Operation and Going Concern Consideration [Abstract]
Organization, Business Operation and Going Concern Consideration

Note 1 — Organization, Business Operation and Going Concern Consideration

Oak Woods Acquisition Corporation (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on March 11, 2022. The Company was formed for the purpose of entering into a merger, stock exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses (the “Business Combination”).

On August 10, 2023, Oak Woods Merger Sub, Inc. (“Merger Sub”) was incorporated in the Cayman Islands and is wholly owned by the Company. On August 11, 2023, Oak Woods Acquisition Corporation, an exempted company incorporated in the Cayman Islands (“Oak Woods”), entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”) with Merger Sub, Huajin (China) Holdings Limited, a Cayman Islands corporation (“Huajin”) and Xuehong Li, in his capacity as the representative of the Huajin shareholders (“Shareholders’ Representative” or otherwise hereinafter referred to as “Founder”). Pursuant to the terms of the Merger Agreement, and subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into Huajin (the “Merger”), with Huajin surviving the merger in accordance with the Companies Act (As Revised) of the Cayman Islands as a wholly- owned subsidiary of Oak Woods.

As of September 30, 2024, the Company had not commenced any operations, except as related to the prospective Merger. All other activities through September 30, 2024 were related to the Company’s formation and the initial public offering (“IPO” as defined below in Note 3), and searching for a Business Combination target. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The Company’s founder and sponsor, Whale Bay International Company Limited is a British Virgin Islands (“BVI”) company (the “Sponsor”).

The registration statement for the Company’s IPO became effective on March 23, 2023. On March 28, 2023, the Company consummated the IPO of 5,750,000 units (the “Public Units’), including the full exercise of the over-allotment option of 750,000 Units granted to the underwriters. The Public Units were sold at an offering price of $10.00 per unit generating gross proceeds of $57,500,000. Simultaneously with the IPO, the Company sold to its Sponsor 343,125 units at $10.00 per unit (the “Private Units”) in a private placement generating total gross proceeds of $3,431,250, which is described in Note 4. Each Unit consists of one share of Class A ordinary share of the Company, par value $0.0001 per share (the “Shares”), one redeemable warrant entitling its holder to purchase one Share at a price of $11.50 per Share, and one right to receive one-sixth (1/6) of one share upon the consummation of the Company’s initial business combination.

Transaction costs amounted to $3,774,095, consisted of $1,150,000 of underwriting fees, $2,012,500 of deferred underwriting fees (payable only upon completion of a Business Combination) and $611,595 of other offering costs. As of September 30, 2024, cash of $16,625 was held outside of the Trust Account (as defined below) and is available for the payment of offering costs and for working capital purposes.

Upon the closing of the IPO and the private placement on March 28, 2023, a total of $58,506,250 was placed in a trust account (the “Trust Account”) maintained by Continental Stock Transfer& Trust Company as a trustee and will be invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and that invest only in direct U.S. government treasury obligations. These funds will not be released until the earlier of the completion of the initial Business Combination and the liquidation due to the Company’s failure to complete a Business Combination within the applicable period of time. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders. In addition, interest income earned on the funds in the Trust Account may be released to the Company to pay its income or other tax obligations. With these exceptions, expenses incurred by the Company may be paid prior to a business combination only from the net proceeds of the IPO and private placement not held in the Trust Account.

Pursuant to Nasdaq listing rules, the Company’s initial Business Combination must occur with one or more target businesses having an aggregate fair market value equal to at least 80% of the value of the funds in the Trust account (excluding any deferred underwriting discounts and commissions and taxes payable on the income earned on the Trust Account), which the Company refers to as the 80% test, at the time of the execution of a definitive agreement for its initial Business Combination, although the Company may structure a Business Combination with one or more target businesses whose fair market value significantly exceeds 80% of the trust account balance. If the Company is no longer listed on Nasdaq, it will not be required to satisfy the 80% test. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.175 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The Public Shares subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the IPO in accordance with the Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the shares of ordinary share voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the Company’s Sponsor and any of the Company’s officers or directors that may hold Founder Shares (as defined in Note 5) (the “Initial Shareholders”) and the underwriters have agreed (a) to vote their Founder Shares, Private Shares (as defined in Note 4), and any Public Shares purchased during or after the IPO in favor of approving a Business Combination and (b) not to convert any shares (including the Founder Shares) in connection with a shareholder vote to approve, or sell the shares to the Company in any tender offer in connection with, a proposed Business Combination.

The Initial Shareholders have agreed (a) to waive their redemption rights with respect to the Founder Shares, Private Shares, and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose, or vote in favor of, an amendment to the Amended and Restated Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company had twelve months from the closing of the IPO to consummate a Business Combination (the “Initial Period”). If the Company anticipates that it may not be able to consummate its initial Business Combination within twelve months, it may, by resolution of the board if requested by the Sponsor, extend the period of time to consummate a Business Combination up to two times, each by an additional three months for a total of up to

15 months or 18 months to complete a Business Combination (each period as so extended, an “Extended Period”), subject to the Sponsor depositing additional funds into the Trust Account in the amount of $575,000 (or $0.10 per unit), on or prior to the date of the applicable deadline, for each three month extension. The Initial Period is automatically be extendable to 15 months, and any Extended Period will automatically be extended to 18 or 21 months, as applicable, in the event that the Company has filed (a) a Form 8-K including a definitive merger or acquisition agreement or (b) a proxy statement, registration statement or similar filing for an initial business combination.

On August 11, 2023 the Company filed a Form 8-K announcing the Merger Agreement and preliminary proxy solicitation statements with the U.S. Securities and Exchange Commission on February 12, 2024 and March 7, 2024, thereby automatically extending Purchaser’s minimum time to complete a Business Combination under the terms of its Memorandum and Articles of Association until June 28, 2024. Should the Company fail to complete its business combination by June 28, 2024, its initial shareholders will be required to deposit into the trust account an amount of $0.10 per unit to effectuate any subsequent Extension Periods as defined in its amended and restated memorandum and articles of association. The consummation of the proposed business combination is subject to certain conditions as further described in the Merger Agreement.

On June 28, 2024, the Company issued an unsecured promissory note in the amount of $575,000 to the Company’s Sponsor, Whale Bay International Company Limited, which has timely deposited $575,000 in the Company’s trust account, representing $0.10 per unit as additional interest on the proceeds in the trust account in order to extend the amount of time it has available to complete a business combination until September 28, 2024.

As approved by the shareholders of the Company at the Extraordinary General Meeting adjourned from September 25, 2024 and held on September 26, 2024, the following proposals were approved thereby amending the Amended and Restated Articles and Memorandum of Association (the “Charter”) to:

(i)     as discussed further below, give the Company the right to extend the date by which the Company has to complete a business combination from September 28, 2024 to March 28, 2025, by depositing into the Trust Account $172,500 per for each one-month extension, on or prior to the date of the applicable deadline, for up to six (6) times (the “Extension Proposal”);

(ii)    restrict the Company from utilizing any portion of the funds held in the Trust Account to pay the fees, taxes, or dissolution expenses of the Company in the event the Company does not consummate a business combination within 21 months (or 24 months, if applicable under the provisions of Article 49.8) from the consummation of the IPO, or such later time as the Members may approve in accordance with the Articles;

(iii)   eliminate (a) the limitation that the Company may not redeem public shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 and (b) the limitation that the Company shall not consummate a business combination unless the Company has net tangible assets of at least $5,000,001 immediately prior to, or upon consummation of, or any greater net tangible asset or cash requirement that may be contained in the agreement relating to, such business combination, and

(iv)   provide for the right of a holder of the Company’s Class B Ordinary Shares, par value $0.0001 per share, to convert into Class A Ordinary Shares, par value $0.0001 per share, of the Company on a one-for-one basis at any time and from time to time prior to the closing of a business combination at the election of the holder

Specifically, with regard to the Extension Proposal, on September 26, 2024, the shareholders approved the amendment to the Articles and Memorandum of Association (“Amended and Restated Amended and Restated”), pursuant to which the Company has the right to extend the time to complete a business combination six (6) times for an additional one (1) month each time from September 28, 2024 to March 28, 2025 by depositing into the trust account $172,500 for each one-month extension. On September 28, 2024 and October 28, 2024, the Company issued two unsecured promissory notes, each in an amount of $172,500, to the Sponsor in exchange for Sponsor depositing such amount into the Company’s trust account in order to extend the amount of time it has available to complete a business combination until November 28, 2024. In addition, the promissory note of $575,000 issued in June 2024 was also extended and is payable on the earlier of (i) March 28, 2025, or (ii) the date on which the Company consummates its business combination with Huajin. In the event that a Business Combination does not close by November 28, 2024, or up to March 28, 2025 and no amounts will thereafter be due thereon.

In connection with the Extraordinary General Meeting of shareholders to vote on extending the Combination Period, on September 26, 2024, 1,492,646 Class A ordinary shares were redeemed at a per share price of $11.08. On October 4, 2024, $16,541,342 was paid from the Trust Account to redeeming shareholders in connection with the extension. As a result, the Company has recorded a liability of $16,541,342 as Class A ordinary shares to be redeemed and reduced Class A ordinary shares subject to possible redemption as of September 30, 2024 on the unaudited condensed consolidated balance sheet.

If the Company is unable to complete a Business Combination within the applicable period mentioned above (“Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest (less up to $50,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then Public Shares in issue, which redemption will completely extinguish the rights of the holders of Public Shares as Members (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Members and the Directors, liquidate and dissolve, subject in each case, to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of Applicable Law.

The Initial Shareholders have agreed to waive their liquidation rights with respect to the Founder Shares and Private Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholders acquire Public Shares in or after the IPO, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than $10.175.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (excluding the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.175 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.175 per share due to reductions in the value of the trust assets, in each case less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable), nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims.

Business Combination

On August 11, 2023, the Company entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”) with Oak Woods Merger Sub, Inc., a Cayman Islands corporation and a wholly owned subsidiary of the Company (“Merger Sub”), Huajin (China) Holdings Limited, a Cayman Islands corporation (“Huajin”) and Xuehong Li, in his capacity as the representative of the Huajin shareholders (“Shareholders’ Representative” or otherwise hereinafter referred to as “Founder”). Pursuant to the terms of the Merger Agreement, and subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into Huajin (the “Merger”), with Huajin surviving the merger in accordance with the Companies Act (As Revised) of the Cayman Islands as a wholly- owned subsidiary of the Company (the transactions contemplated by the Merger Agreement and the related ancillary agreements, the “Business Combination”). In connection with the Business Combination, Huajin made a deposit of $330,969 to the Company. The Company recorded the deposit in the account of “deposit from the target company” on the unaudited condensed consolidated balance sheet.

On March 23, 2024, the Merger Agreement was amended by the First Amendment to the Merger Agreement entered into by the Company, Huajin, Merger Sub, and the Shareholders’ Representative to extend the termination date of the proposed business combination transaction from March 23, 2024 to June 28, 2024.

For the purpose of approval of the Business Combination, the Company’s Board of Directors has reviewed and evaluated the business and financial information provided by Huajin, including presentations on business operations, unaudited financial statements for various time periods, including for the years ended December 31, 2021 and 2022, projections for various time periods, including for the years ended December 31, 2023, 2024, 2025, 2026 and 2027, copies of material contracts and other relevant information. The Board of the Company also reviewed and discussed with its legal counsels Raiti, PLLC and Conyers Dill & Pearman regarding its legal due diligence on Huajin, as well as engaged Primary Capital LLC, on April 24, 2024, to deliver a fairness opinion. On June 12, 2024, Primary Capital LLC provided a written fairness opinion regarding the transaction with Huajin to the Company’s Board.

On June 26, 2024, the Merger Agreement was further amended by the First Amendment to the Merger Agreement entered into by the Company, Huajin, Merger Sub, and the Shareholders’ Representative to extend the termination date of the proposed business combination transaction from June 28, 2024 to September 28, 2024. Contemporaneously with the execution and delivery of the First Amendment, the Company and Future Woods Investment Holding Limited, a British Virgin islands limited company (hereinafter the “Backstop Investor”) entered into an agreement to register for public resale 500,000 OAKU Class A Ordinary Shares in consideration for Backstop Investor’s agreement to purchase the equivalent of five million dollars ($5,000,000) worth of Class A Ordinary Shares of OAKU concurrent with the closing of the Merger on terms and conditions mutually agreeable to OAKU and Huajin (the “Backstop Agreement”). Specifically, the Backstop Agreement requires the Company to complete a primary placement to the Backstop Investor, to occur concurrently with the closing of the Merger, pursuant to which the Company shall sell 500,000 OAKU Class A Ordinary Shares at $10.00 per share for a total drawdown of $5,000,000 (the “Backstop Shares”). Such proceeds will (i) offset certain capital used for shareholder redemptions; (ii) fund the cash portion of the consideration to certain shareholders of Huajin and transaction expenses in connection with the Business Combination; or (iii) be used for other corporate purposes, including satisfaction of its minimum cash requirements immediately following the Business Combination. Our agreement to sell and Backstop Investors’ agreement to purchase the Backstop Shares is referred to herein as the “Backstop Commitment”).

Going Concern Consideration

As of September 30, 2024, the Company had $90,868 in cash and working capital deficit of $3,231,180. The Company’s liquidity needs prior to the consummation of the IPO had been satisfied through a payment from the Sponsor of $25,000 for the Founder Shares and the loan under an unsecured promissory note from the Sponsor of $500,000 (see Note 5). Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the Initial Public Offering and the Private Placement proceeds that are due from the Sponsor.

The Company has incurred and expects to continue to incur significant professional costs to remain as a publicly traded company and to incur significant transaction costs in pursuit of the consummation of a Business Combination. In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, it would repay such loaned amounts at that time. Up to $1,151,000 of such Working Capital Loans may be converted upon completion of a Business Combination into units at a price of $10.00 per unit. Such units would be identical to the Private Units.

On August 11, 2023, the Company filed a Form 8-K announcing the Merger Agreement and preliminary proxy solicitation statements with the U.S. Securities and Exchange Commission on February 12, 2024 and March 7, 2024, thereby automatically extending Purchaser’s minimum time to complete a Business Combination under the terms of its Memorandum and Articles of Association until June 28, 2024. Should the Company fail to complete our business combination by June 28, 2024, its initial shareholders will be required to deposit into the trust account an amount of $0.10 per unit to effectuate any subsequent Extension Periods as defined in our amended and restated memorandum and articles of association. The consummation of the proposed business combination is subject to certain conditions as further described in the Merger Agreement.

On June 28, 2024, the Company issued an unsecured promissory note in the amount of $575,000 to the Company’s Sponsor, Whale Bay International Company Limited, which has timely deposited $575,000 in the Company’s trust account, representing $0.10 per unit as additional interest on the proceeds in the trust account in order to extend the amount of time it has available to complete a business combination until September 28, 2024.

As approved by the shareholders of the Company at the Extraordinary General Meeting adjourned from September 25, 2024 and held on September 26, 2024, the following proposals were approved thereby amending the Amended and Restated Articles and Memorandum of Association (the “Charter”) to:

(i)     as discussed further below, give the Company the right to extend the date by which the Company has to complete a business combination from September 28, 2024 to March 28, 2025, by depositing into the Trust Account $172,500 per for each one-month extension, on or prior to the date of the applicable deadline, for up to six (6) times (the “Extension Proposal”);

(ii)    restrict the Company from utilizing any portion of the funds held in the Trust Account to pay the fees, taxes, or dissolution expenses of the Company in the event the Company does not consummate a business combination within 21 months (or 24 months, if applicable under the provisions of Article 49.8) from the consummation of the IPO, or such later time as the Members may approve in accordance with the Articles;

(iii)   eliminate (a) the limitation that the Company may not redeem public shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 and (b) the limitation that the Company shall not consummate a business combination unless the Company has net tangible assets of at least $5,000,001 immediately prior to, or upon consummation of, or any greater net tangible asset or cash requirement that may be contained in the agreement relating to, such business combination, and

(iv)   provide for the right of a holder of the Company’s Class B Ordinary Shares, par value $0.0001 per share, to convert into Class A Ordinary Shares, par value $0.0001 per share, of the Company on a one-for-one basis at any time and from time to time prior to the closing of a business combination at the election of the holder

Specifically, with regard to the Extension Proposal, on September 26, 2024, the shareholders approved the amendment to the Articles and Memorandum of Association (“Amended and Restated Amended and Restated”), pursuant to which the Company has the right to extend the time to complete a business combination six (6) times for an additional one (1) month each time from September 28, 2024 to March 28, 2025 by depositing into the trust account $172,500 for each one-month extension. On September 28, 2024 and October 28, 2024, the Company issued two unsecured promissory notes, each in an amount of $172,500, to the Sponsor in exchange for Sponsor depositing such amount into the Company’s trust account in order to extend the amount of time it has available to complete a business combination until November 28, 2024. In addition, the promissory note of $575,000 issued in June 2024 was also extended and is payable on the earlier of (i) March 28, 2025, or (ii) the date on which the Company consummates its business combination with Huajin. In the event that a Business Combination does not close by November 28, 2024, or up to March 28, 2025 and no amounts will thereafter be due thereon.

In connection with the Extraordinary General Meeting of shareholders to vote on extending the Combination Period, on September 26, 2024, 1,492,646 Class A ordinary shares were redeemed at a per share price of $11.08. On October 4, 2024, $16,541,342 was paid from the Trust Account to redeeming shareholders in connection with the extension. As a result, the Company has recorded a liability of $16,541,342 as Class A ordinary shares to be redeemed and reduced Class A ordinary shares subject to possible redemption as of September 30, 2024 on the unaudited condensed consolidated balance sheet.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. In addition, if the Company is unable to complete a Business Combination within the Combination Period, the Company’s board of directors would proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company. There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the Combination Period. As a result, management has determined that such additional condition also raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

The military action commenced in February 2022 by the Russian Federation and Belarus in the country of Ukraine and related economic sanctions, and a series of terror attacks commenced in October 2023 by Hamas militants and members of other terrorist organizations infiltrating Israel’s southern border from the Gaza Strip and the ensuing war between the State of Israel and Harakat al-Muqawama al-Islamiya (Islamic Resistance Movement) or “Hamas,” could trigger global geopolitical, trade, political, or sanctions risks, as well as the risk of regional or international expansion of the conflict, including isolated conflicts or terrorist attacks outside of the immediate conflict area, as a result of which the Company’s ability to consummate a Business Combination, or the operations of a target business with which the Company ultimately consummates a Business Combination, may be materially and adversely affected. In addition, the Company’s ability to consummate a transaction may be dependent on the ability to raise equity and debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and related sanctions on the world economy and the specific impact on the Company’s financial position, results of operations and/or ability to consummate a Business Combination are not yet determinable. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1 — Organization, Business Operation and Going Concern Consideration

Oak Woods Acquisition Corporation (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on March 11, 2022. The Company was formed for the purpose of entering into a merger, stock exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses.

On August 10, 2023, Merger Sub was incorporated in the Cayman Islands and is wholly owned by the Company. On August 11, 2023, Oak Woods Acquisition Corporation, an exempted company incorporated in the Cayman Islands (“Oak Woods”), entered into a Merger Agreement and Plan of Reorganization (as amended from time to time) with Merger Sub, Huajin (China) Holdings Limited, a Cayman Islands corporation (“Huajin”) and Shareholders’ Representative (or otherwise hereinafter referred to as “Founder”). Pursuant to the terms of the Merger Agreement, and subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into Huajin, with Huajin surviving the merger in accordance with the Companies Act (As Revised) of the Cayman Islands as a wholly-owned subsidiary of Oak Woods.

As of December 31, 2023, the Company had not commenced any operations, except as related to the prospective Merger. All other activities through December 31, 2023 were related to the Company’s formation and the initial public offering (“IPO” as defined below in Note 3), and searching for a Business Combination target. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The Company’s founder and sponsor, Whale Bay International Company Limited is a British Virgin Islands (“BVI”) company (the “Sponsor”).

The registration statement for the Company’s IPO became effective on March 23, 2023. On March 28, 2023, the Company consummated the IPO of 5,750,000 units (the “Public Units’), including the full exercise of the over-allotment option of 750,000 Units granted to the underwriters. The Public Units were sold at an offering price of $10.00 per unit generating gross proceeds of $57,500,000. Simultaneously with the IPO, the Company sold to its Sponsor 343,125 units at $10.00 per unit (the “Private Units”) in a private placement generating total gross proceeds of $3,431,250, which is described in Note 4. Each Unit consists of one share of Class A ordinary share of the Company, par value $0.0001 per share (the “Shares”), one redeemable warrant entitling its holder to purchase one Share at a price of $11.50 per Share, and one right to receive one-sixth (1/6) of one share upon the consummation of the Company’s initial business combination.

Transaction costs amounted to $3,774,095, consisted of $1,150,000 of underwriting fees, $2,012,500 of deferred underwriting fees (payable only upon completion of a Business Combination) and $611,595 of other offering costs. As of December 31, 2023, cash of $367,321 was held outside of the Trust Account (as defined below) and is available for the payment of offering costs and for working capital purposes.

Upon the closing of the IPO and the private placement on March 28, 2023, a total of $58,506,250 was placed in a trust account (the “Trust Account”) maintained by Continental Stock Transfer & Trust Company as a trustee and will be invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and that invest only in direct U.S. government treasury obligations. These funds will not be released until the earlier of the completion of the initial Business Combination and the liquidation due to the Company’s failure to complete a Business Combination within the applicable period of time. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders. In addition, interest income earned on the funds in the Trust Account may be released to the Company to pay its income or other tax obligations. With these exceptions, expenses incurred by the Company may be paid prior to a business combination only from the net proceeds of the IPO and private placement not held in the Trust Account.

Pursuant to Nasdaq listing rules, the Company’s initial Business Combination must occur with one or more target businesses having an aggregate fair market value equal to at least 80% of the value of the funds in the Trust account (excluding any deferred underwriting discounts and commissions and taxes payable on the income earned on the Trust Account), which the Company refers to as the 80% test, at the time of the execution of a definitive agreement for its initial Business Combination, although the Company may structure a Business Combination with one or more target businesses whose fair market value significantly exceeds 80% of the trust account balance. If the Company is no longer listed on Nasdaq, it will not be required to satisfy the 80% test. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.175 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The Public Shares subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the IPO in accordance with the Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the shares of ordinary share voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the Company’s Sponsor and any of the Company’s officers or directors that may hold Founder Shares (as defined in Note 5) (the “Initial Shareholders”) and the underwriters have agreed (a) to vote their Founder Shares, Private Shares (as defined in Note 4), and any Public Shares purchased during or after the IPO in favor of approving a Business Combination and (b) not to convert any shares (including the Founder Shares) in connection with a shareholder vote to approve, or sell the shares to the Company in any tender offer in connection with, a proposed Business Combination.

The Initial Shareholders have agreed (a) to waive their redemption rights with respect to the Founder Shares, Private Shares, and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose, or vote in favor of, an amendment to the Amended and Restated Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company had twelve months from the closing of the IPO to consummate a Business Combination (the “Initial Period”). If the Company anticipates that it may not be able to consummate its initial Business Combination within twelve months, it may, by resolution of the board if requested by the Sponsor, extend the period of time to consummate a Business Combination up to two times, each by an additional three months for a total of up to 15 months or 18 months to complete a Business Combination (each period as so extended, an “Extended Period”), subject to the Sponsor depositing additional funds into the Trust Account in the amount of $575,000 (or $0.10 per unit), on or prior to the date of the applicable deadline, for each three month extension. The Initial Period is automatically be extendable to 15 months, and any Extended Period will automatically be extended to 18 or 21 months, as applicable, in the event that the Company has filed (a) a Form 8-K including a definitive merger or acquisition agreement or (b) a proxy statement, registration statement or similar filing for an initial business combination.

On August 11, 2023 the Company filed an 8-K announcing the Merger Agreement and preliminary proxy solicitation statements with the U.S. Securities and Exchange Commission on February 12, 2024 and March 7, 2024, thereby automatically extending Purchaser’s minimum time to complete a Business Combination under the terms of its Memorandum and Articles of Association until June 28, 2024. Should the Company fail to complete its business combination by June 28, 2024, its initial shareholders will be required to deposit into the trust account an amount of $0.10 per unit to effectuate any subsequent Extension Periods as defined in its amended and restated memorandum and articles of association. The consummation of the proposed business combination is subject to certain conditions as further described in the Merger Agreement.

If the Company is unable to complete a Business Combination within the applicable period mentioned above (“Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest (less up to $50,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then Public Shares in issue, which redemption will completely extinguish the rights of the holders of Public Shares as Members (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Members and the Directors, liquidate and dissolve, subject in each case, to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of Applicable Law.

The Initial Shareholders have agreed to waive their liquidation rights with respect to the Founder Shares and Private Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholders acquire Public Shares in or after the IPO, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than $10.175.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (excluding the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.175 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.175 per share due to reductions in the value of the trust assets, in each case less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable), nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims.

Business Combination

On August 11, 2023, the Company entered into a Merger Agreement and Plan of Reorganization (as amended from time to time) with Merger Sub, Huajin (China) Holdings Limited, a Cayman Islands corporation (“Huajin”) and Shareholders’ Representative (or otherwise hereinafter referred to as “Founder”). Pursuant to the terms of the Merger Agreement, and subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into Huajin, with Huajin surviving the merger in accordance with the Companies Act (As Revised) of the Cayman Islands as a wholly-owned subsidiary of the Company (the transactions contemplated by the Merger Agreement and the related ancillary agreements. In connection with the Business Combination, Huajin made a deposit of $330,969 to the Company. The Company recorded the deposit in the account of “deposit from the target company” on the consolidated balance sheet.

On March 23, 2024, the Merger Agreement was amended by the Company, Huajin, Merger Sub, and the Shareholders’ Representative to extend the termination date of the proposed business combination transaction from March 23, 2024 to June 28, 2024.

Going Concern Consideration

As of December 31, 2023, the Company had $367,321 in cash and working capital deficit of $382,204. The Company’s liquidity needs prior to the consummation of the IPO had been satisfied through a payment from the Sponsor of $25,000 for the Founder Shares and the loan under an unsecured promissory note from the Sponsor of $500,000 (see Note 5). Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the Initial Public Offering and the Private Placement proceeds that are due from the Sponsor.

The Company has incurred and expects to continue to incur significant professional costs to remain as a publicly traded company and to incur significant transaction costs in pursuit of the consummation of a Business Combination. In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, it would repay such loaned amounts at that time. Up to $1,151,000 of such Working Capital Loans may be converted upon completion of a Business Combination into units at a price of $10.00 per unit. Such units would be identical to the Private Units.

On August 11, 2023, the Company filed a Form 8-K announcing the Merger Agreement and preliminary proxy solicitation statements with the U.S. Securities and Exchange Commission on February 12, 2024 and March 7, 2024, thereby automatically extending Purchaser’s minimum time to complete a Business Combination under the terms of its Memorandum and Articles of Association until June 28, 2024. Should the Company fail to complete our business combination by June 28, 2024, its initial shareholders will be required to deposit into the trust account an amount of $0.10 per unit to effectuate any subsequent Extension Periods as defined in our amended and restated memorandum and articles of association. The consummation of the proposed business combination is subject to certain conditions as further described in the Merger Agreement.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. In addition, if the Company is unable to complete a Business Combination within the Combination Period, the Company’s board of directors would proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company. There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the

Combination Period. As a result, management has determined that such additional condition also raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

The military action commenced in February 2022 by the Russian Federation and Belarus in the country of Ukraine and related economic sanctions, and a series of terror attacks commenced in October 2023 by Hamas militants and members of other terrorist organizations infiltrating Israel’s southern border from the Gaza Strip and the ensuing war between the State of Israel and Harakat al-Muqawama al-Islamiya (Islamic Resistance Movement) or “Hamas,” could trigger global geopolitical, trade, political, or sanctions risks, as well as the risk of regional or international expansion of the conflict, including isolated conflicts or terrorist attacks outside of the immediate conflict area, as a result of which the Company’s ability to consummate a Business Combination, or the operations of a target business with which the Company ultimately consummates a Business Combination, may be materially and adversely affected. In addition, the Company’s ability to consummate a transaction may be dependent on the ability to raise equity and debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and related sanctions on the world economy and the specific impact on the Company’s financial position, results of operations and/or ability to consummate a Business Combination are not yet determinable. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.